Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Derivative Assets, Trading
Gross derivative assets, trading	$ 83,012	$ 100,510
Impact of netting arrangements on derivative assets, trading	(62,259)	(59,813)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(86,979)	(98,463)
Impact of netting arrangements on derivative liabilities, trading	63,111	59,806
Derivative Assets, Hedging
Gross derivative assets, hedging	6,083	6,685
Impact of netting arrangements on derivative assets, hedging	(5,493)	(6,099)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(11,400)	(10,844)
Impact of netting arrangements on derivative liabilities, hedging	10,621	9,933
Total derivatives carrying value, Assets
Gross derivative assets	89,095	107,195
Impact of netting arrangements on derivative assets	(67,752)	(65,912)
Total of net derivative assets	21,343	41,283
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(98,379)	(109,307)
Impact of netting arrangements on derivative liabilities	73,732	69,739
Total of net derivative liabilities	(24,647)	(39,568)
Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	20,753	40,697
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(23,868)	(38,657)
Derivative Assets, Hedging
Total of net derivative assets, hedging	590	586
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(779)	(911)
Total derivatives carrying value, Assets
Total of net derivative assets	21,343	41,283
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(24,647)	(39,568)
Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	65,625	63,163
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(69,262)	(65,610)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,689	6,171
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,730)	(10,002)
Total derivatives carrying value, Assets
Gross derivative assets	71,314	69,334
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(79,992)	(75,612)
Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	65,324	62,828
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(68,945)	(65,231)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,689	6,171
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,730)	(10,002)
Total derivatives carrying value, Assets
Gross derivative assets	71,013	68,999
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(79,675)	(75,233)
Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	301	335
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(317)	(379)
Total derivatives carrying value, Assets
Gross derivative assets	301	335
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(317)	(379)
FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	17,166	37,195
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(17,324)	(32,419)
Derivative Assets, Hedging
Gross derivative assets, hedging	394	514
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(670)	(842)
Total derivatives carrying value, Assets
Gross derivative assets	17,560	37,709
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(17,994)	(33,261)
FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	9,406	18,609
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(8,219)	(17,633)
Derivative Assets, Hedging
Gross derivative assets, hedging		28
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(74)	(55)
Total derivatives carrying value, Assets
Gross derivative assets	9,406	18,637
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(8,293)	(17,688)
FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	7,650	18,194
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(8,973)	(14,412)
Derivative Assets, Hedging
Gross derivative assets, hedging	394	486
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(596)	(787)
Total derivatives carrying value, Assets
Gross derivative assets	8,044	18,680
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(9,569)	(15,199)
FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	110	392
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(132)	(374)
Total derivatives carrying value, Assets
Gross derivative assets	110	392
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(132)	(374)
Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	105	35
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(127)	(32)
Total derivatives carrying value, Assets
Gross derivative assets	105	35
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(127)	(32)
Credit default swaps | Credit protection bought
Derivative Assets, Trading
Gross derivative assets, trading		32
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(127)	(3)
Total derivatives carrying value, Assets
Gross derivative assets		32
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(127)	(3)
Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	105	3
Derivative Liabilities, Trading
Gross derivative liabilities, trading		(29)
Total derivatives carrying value, Assets
Gross derivative assets	105	3
Total derivatives carrying value, Liabilities
Gross derivative liabilities		(29)
Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	116	116
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(266)	(402)
Total derivatives carrying value, Assets
Gross derivative assets	116	116
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(266)	(402)
Equities
Derivative Assets, Trading
Gross derivative assets, trading		1
Total derivatives carrying value, Assets
Gross derivative assets		1
Parent Entity
Derivative Assets, Trading
Gross derivative assets, trading	84,110	101,853
Impact of netting arrangements on derivative assets, trading	(63,187)	(60,925)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(87,668)	(99,282)
Impact of netting arrangements on derivative liabilities, trading	63,415	60,121
Derivative Assets, Hedging
Gross derivative assets, hedging	4,680	5,186
Impact of netting arrangements on derivative assets, hedging	(4,565)	(4,987)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,638)	(9,915)
Impact of netting arrangements on derivative liabilities, hedging	10,317	9,618
Total derivatives carrying value, Assets
Gross derivative assets	88,790	107,039
Impact of netting arrangements on derivative assets	(67,752)	(65,912)
Total of net derivative assets	21,038	41,127
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(98,306)	(109,197)
Impact of netting arrangements on derivative liabilities	73,732	69,739
Total of net derivative liabilities	(24,574)	(39,458)
Parent Entity | Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	20,923	40,928
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(24,253)	(39,161)
Derivative Assets, Hedging
Total of net derivative assets, hedging	115	199
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(321)	(297)
Total derivatives carrying value, Assets
Total of net derivative assets	21,038	41,127
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(24,574)	(39,458)
Parent Entity | Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	66,549	64,274
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(69,544)	(65,920)
Derivative Assets, Hedging
Gross derivative assets, hedging	4,616	5,025
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,412)	(9,683)
Total derivatives carrying value, Assets
Gross derivative assets	71,165	69,299
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(79,956)	(75,603)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	66,248	63,939
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(69,227)	(65,541)
Derivative Assets, Hedging
Gross derivative assets, hedging	4,616	5,025
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,412)	(9,683)
Total derivatives carrying value, Assets
Gross derivative assets	70,864	68,964
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(79,639)	(75,224)
Parent Entity | Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	301	335
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(317)	(379)
Total derivatives carrying value, Assets
Gross derivative assets	301	335
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(317)	(379)
Parent Entity | FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	17,340	37,427
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(17,731)	(32,928)
Derivative Assets, Hedging
Gross derivative assets, hedging	64	161
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(226)	(232)
Total derivatives carrying value, Assets
Gross derivative assets	17,404	37,588
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(17,957)	(33,160)
Parent Entity | FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	9,406	18,621
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(8,230)	(17,633)
Derivative Assets, Hedging
Gross derivative assets, hedging		15
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(63)	(55)
Total derivatives carrying value, Assets
Gross derivative assets	9,406	18,636
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(8,293)	(17,688)
Parent Entity | FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	7,824	18,414
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(9,369)	(14,921)
Derivative Assets, Hedging
Gross derivative assets, hedging	64	146
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(163)	(177)
Total derivatives carrying value, Assets
Gross derivative assets	7,888	18,560
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(9,532)	(15,098)
Parent Entity | FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	110	392
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(132)	(374)
Total derivatives carrying value, Assets
Gross derivative assets	110	392
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(132)	(374)
Parent Entity | Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	105	35
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(127)	(32)
Total derivatives carrying value, Assets
Gross derivative assets	105	35
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(127)	(32)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Assets, Trading
Gross derivative assets, trading		32
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(127)	(3)
Total derivatives carrying value, Assets
Gross derivative assets		32
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(127)	(3)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	105	3
Derivative Liabilities, Trading
Gross derivative liabilities, trading		(29)
Total derivatives carrying value, Assets
Gross derivative assets	105	3
Total derivatives carrying value, Liabilities
Gross derivative liabilities		(29)
Parent Entity | Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	116	116
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(266)	(402)
Total derivatives carrying value, Assets
Gross derivative assets	116	116
Total derivatives carrying value, Liabilities
Gross derivative liabilities	$ (266)	(402)
Parent Entity | Equities
Derivative Assets, Trading
Gross derivative assets, trading		1
Total derivatives carrying value, Assets
Gross derivative assets		$ 1